Document and Entity Information	12 Months Ended
Mar. 31, 2021 shares
Document And Entity Information
Entity Registrant Name	SILVERCORP METALS INC
Entity Central Index Key	0001340677
Document Type	40-F
Document Period End Date	Mar. 31, 2021
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Is Entity's Reporting Status Current?	Yes
Entity Interactive Data Current	Yes
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	175,742,544
Entity File Number	001-34184
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Auditor Attestation Flag	false